Share based payments - Valuation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations [Member]
Subscription rights plans
Share based compensation expense	€ 0	€ 2,201,000	€ 20,090,000
Subscription rights
Subscription rights plans
Share based compensation expense	23,999,000	19,886,000	56,718,000
Share-based compensation expenses for continuing operations.	€ 23,999,000	€ 17,685,000	€ 36,628,000
2024 BE (Belgian plan) Granted on May 16
Subscription rights plans
Exercise Price	€ 26.9
Weighted average share price at acceptance date	23.8
Weighted average fair value at acceptance date	€ 9.78
Weighted average estimated volatility	42.19%
Weighted average expected life of the subscription rights (years)	6 years 2 months 19 days
Weighted average risk free rate (%)	2.56%
2024 BE/ROW Granted in October 1
Subscription rights plans
Exercise Price	€ 25.88
Weighted average share price at acceptance date	26
Weighted average fair value at acceptance date	€ 10.57
Weighted average estimated volatility	41.73%
Weighted average expected life of the subscription rights (years)	5 years 3 months 10 days
Weighted average risk free rate (%)	2.17%
2024 RMV / ROW allocated in May
Subscription rights plans
Exercise Price	€ 26.9
Weighted average share price at acceptance date	23.8
Weighted average fair value at acceptance date	€ 9.11
Weighted average estimated volatility	42.19%
Weighted average expected life of the subscription rights (years)	5 years 5 months 8 days
Weighted average risk free rate (%)	2.58%
2023 BE allocated in May 5 & June 15
Subscription rights plans
Exercise Price	€ 35.97
Weighted average share price at acceptance date	38.53
Weighted average fair value at acceptance date	€ 16.61
Weighted average estimated volatility	36.89%
Weighted average expected life of the subscription rights (years)	6 years 1 month 20 days
Weighted average risk free rate (%)	2.77%
2023 RMV/ROW May 5 & November 17
Subscription rights plans
Exercise Price	€ 35.05
Weighted average share price at acceptance date	38.63
Weighted average fair value at acceptance date	€ 15.96
Weighted average estimated volatility	36.67%
Weighted average expected life of the subscription rights (years)	5 years 4 months 17 days
Weighted average risk free rate (%)	2.74%
2025 (A) allocated in May 2025
Subscription rights plans
Exercise Price	€ 25.64
Weighted average share price at acceptance date	25.46
Weighted average fair value at acceptance date	€ 9.8
Weighted average estimated volatility	38.79%
Weighted average expected life of the subscription rights (years)	5 years 6 months
Weighted average risk free rate (%)	2.03%
2025 (B) allocated in August 2025
Subscription rights plans
Exercise Price	€ 28.16
Weighted average share price at acceptance date	28.16
Weighted average fair value at acceptance date	€ 10.98
Weighted average estimated volatility	38.77%
Weighted average expected life of the subscription rights (years)	5 years 6 months
Weighted average risk free rate (%)	2.19%
2025 (C) allocated in November 2025
Subscription rights plans
Exercise Price	€ 26.75
Weighted average share price at acceptance date	27.04
Weighted average fair value at acceptance date	€ 10.06
Weighted average estimated volatility	35.98%
Weighted average expected life of the subscription rights (years)	5 years 6 months
Weighted average risk free rate (%)	2.21%